T. ROWE PRICE MULTI-SECTOR INCOME ETF

February 28, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 10.3%
Car Loan 1.0%
Avis Budget Rental Car Funding AESOP, Series 2022-4A, Class B, 5.46%, 2/20/29 (1)	100	102
CarMax Auto Owner Trust, Series 2025-1, Class C, 5.26%, 10/15/30	100	103
Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94%, 5/17/32	100	101
		306
Other Asset-Backed Securities 9.3%
Amur Equipment Finance Receivables XIII, Series 2024-1A, Class B, 5.37%, 1/21/31 (1)	100	102
Battalion XXI, Series 2021-21A, Class AR, CLO, FRN, 3M TSFR + 1.15%, 4.822%, 7/15/34 (1)	250	250
Cedar Funding XV, Series 2022-15A, Class AR, CLO, FRN, 3M TSFR + 1.28%, 4.917%, 1/20/39 (1)	250	250
Crossroads Asset Trust, Series 2024-A, Class B, 5.94%, 8/20/30 (1)	42	43
Eldridge, Series 2025-2A, Class A1, CLO, FRN, 3M TSFR + 1.28%, 4.916%, 1/20/39 (1)	250	251
Hilton Grand Vacations Trust, Series 2023-1A, Class C, 6.94%, 1/25/38 (1)	72	74
Kings Park, Series 2021-1A, Class A1R, CLO, FRN, 3M TSFR + 1.20%, 4.87%, 1/21/39 (1)	250	250
Madison Park Funding LI, Series 2021-51A, Class A1R, FRN, 3M TSFR + 1.23%, 4.898%, 10/19/38 (1)	250	250
Madison Park Funding XXXV, Series 2019-35A, Class A1R2, FRN, 3M TSFR + 1.22%, 4.799%, 2/13/39 (1)	250	250
Magnetite XXXVII, Series 2023-37A, Class A1R, FRN, 3M TSFR + 1.20%, 4.868%, 10/25/38 (1)	250	250
Northwoods Capital XV, Series 2017-15A, Class A1R3, FRN, 3M TSFR + 1.31%, 5.047%, 3/20/38 (1)	250	251
Regatta XVI Funding, Series 2019-2A, Class A1R2, FRN, 3M TSFR + 1.19%, 4.84%, 4/15/39 (1)	250	250
Trinitas X, Series 2019-10A, Class AR2, CLO, FRN, 3M TSFR + 1.14%, 4.812%, 1/15/35 (1)	250	250
Wendy's Funding, Series 2025-1A, Class A2I, 5.422%, 12/15/55 (1)	50	51
		2,772
Total Asset-Backed Securities (Cost $3,070)		3,078
BANK LOANS 0.9% (2)
INDUSTRIAL 0.9%
Technology 0.9%
Avalara, FRN, 3M TSFR + 2.75%, 6.422%, 3/26/32	70	65
Cloud Software Group, FRN, 3M TSFR + 3.25%, 8/13/32 (3)	70	65
Proofpoint, FRN, 3M TSFR + 3.00%, 8/31/28 (3)	70	67
Storable, FRN, 1M TSFR + 4.50%, 4/16/31 (3)	70	67
		264
Total Industrial		264
Total Bank Loans (Cost $276)		264

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
COMMON STOCKS 0.5%
FINANCIAL INSTITUTIONS 0.5%
Finance Companies 0.5%
Ares Capital	2	40
Blackstone Secured Lending Fund	2	40
Golub Capital BDC	3	39
Sixth Street Specialty Lending	2	35
		154
Total Financial Institutions		154
Total Common Stocks (Cost $178)		154
CONVERTIBLE BONDS 1.2%
FINANCIAL INSTITUTIONS 0.9%
Banking 0.9%
Barclays Bank, Series MSFT, 1.00%, 2/16/29	110	113
JPMorgan Chase Financial, 0.50%, 6/15/27	138	166
		279
Total Financial Institutions		279
INDUSTRIAL 0.3%
Consumer Cyclical 0.3%
Alibaba Group Holding, Zero Coupon, 9/15/32	92	94
		94
Total Industrial		94
Total Convertible Bonds (Cost $370)		373
CORPORATE BONDS 48.8%
FINANCIAL INSTITUTIONS 8.8%
Banking 4.1%
Bank of America, VR, 5.819%, 9/15/29 (4)	144	150
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VR, 5.875%, 9/13/34 (4)	229	231
Ceska sporitelna, VR, 5.737%, 3/8/28 (EUR) (4)	100	122
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (4)	105	107
PNC Financial Services Group, VR, 5.575%, 1/29/36 (4)	71	75
Shinhan Bank, 5.75%, 4/15/34	217	231
Wells Fargo, VR, 3.526%, 3/24/28 (4)	52	52
Wells Fargo, VR, 5.15%, 4/23/31 (4)	258	267
		1,235
Brokerage Asset Managers Exchanges 1.2%
Hightower Holding, 9.125%, 1/31/30 (1)	98	102
Jane Street Group, 7.125%, 4/30/31 (1)	247	256
		358

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
Finance Companies 1.0%
Navient, 9.375%, 7/25/30	231	234
UWM Holdings, 6.625%, 2/1/30 (1)	75	74
		308
Insurance 0.9%
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 7.00%, 1/15/31 (1)	189	192
Equitable America Global Funding, 4.70%, 9/15/32 (1)	90	89
		281
Real Estate Investment Trusts 1.6%
Apollo Commercial Real Estate Finance, 4.625%, 6/15/29 (1)	154	153
MPT Operating Partnership / MPT Finance, 8.50%, 2/15/32 (1)	186	199
Service Properties Trust, 5.50%, 12/15/27	110	111
		463
Total Financial Institutions		2,645
INDUSTRIAL 37.5%
Basic Industry 4.1%
CVR Partners / CVR Nitrogen Finance, 6.125%, 6/15/28 (1)	149	149
Graphic Packaging International, 3.75%, 2/1/30 (1)	275	260
Klabin Austria GmbH, 5.75%, 4/3/29	281	286
Qnity Electronics, 5.75%, 8/15/32 (1)	251	257
Sasol Financing USA, 6.50%, 9/27/28	288	286
		1,238
Capital Goods 3.3%
Boeing, 3.10%, 5/1/26	108	108
Builders FirstSource, 6.75%, 5/15/35 (1)	250	261
CP Atlas Buyer, 9.75%, 7/15/30 (1)	193	193
Madison IAQ, 5.875%, 6/30/29 (1)	107	107
Quikrete Holdings, 6.75%, 3/1/33 (1)	191	198
Trident TPI Holdings, 12.75%, 12/31/28 (1)	102	105
		972
Communications 5.2%
CCO Holdings / CCO Holdings Capital, 4.25%, 1/15/34 (1)	147	128
Charter Communications Operating / Charter Communications Operating Capital, 5.05%, 3/30/29	91	92
Charter Communications Operating / Charter Communications Operating Capital, 6.384%, 10/23/35	80	84
CMG Media, 8.875%, 6/18/29 (1)	123	108
DISH Network, 11.75%, 11/15/27 (1)	102	105
EchoStar, 10.75%, 11/30/29	93	102
Getty Images, 10.50%, 11/15/30 (1)	196	173
Midas Opco Holdings, 5.625%, 8/15/29 (1)	206	190
Rogers Communications, VR, 7.125%, 4/15/55 (4)	214	227
T-Mobile USA, 3.875%, 4/15/30	76	75

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
VEON Holdings, 3.375%, 11/25/27	300	288
		1,572
Consumer Cyclical 7.8%
Adient Global Holdings, 8.25%, 4/15/31 (1)	190	199
Advance Auto Parts, 7.00%, 8/1/30 (1)	253	259
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00% Cash to maturity) (1)(5)	335	367
General Motors Financial, 4.20%, 10/27/28	122	123
Hyundai Capital America, 4.90%, 6/23/28 (1)	106	108
Hyundai Capital America, 5.15%, 3/27/30 (1)	70	72
Match Group Holdings II, 6.125%, 9/15/33 (1)	254	253
Melco Resorts Finance, 5.75%, 7/21/28	287	287
Rivian Holdings / Rivian / Rivian Automotive, 10.00%, 1/15/31 (1)	83	79
Six Flags Entertainment, 7.25%, 5/15/31 (1)	214	210
Uber Technologies, 4.30%, 1/15/30	162	163
Zhongsheng Group Holdings, 5.98%, 1/30/28	223	225
		2,345
Consumer Non-Cyclical 4.2%
Amneal Pharmaceuticals, 6.875%, 8/1/32 (1)	188	198
Chobani Holdco II, 8.75%, 10/1/29, (8.75% Cash or 9.50% PIK) (1)(5)	101	104
CHS / Community Health Systems, 10.875%, 1/15/32 (1)	112	122
CVS Health, 5.125%, 2/21/30	137	141
CVS Health, VR, 6.75%, 12/10/54 (4)	244	254
HCA, 3.50%, 9/1/30	235	228
LifePoint Health, 11.00%, 10/15/30 (1)	181	197
		1,244
Energy 8.2%
Aethon United / Aethon United Finance, 7.50%, 10/1/29 (1)	145	153
AmeriGas Partners / AmeriGas Finance, 9.375%, 6/1/28 (1)	185	191
Civitas Resources, 9.625%, 6/15/33 (1)	205	227
Comstock Resources, 6.75%, 3/1/29 (1)	151	151
Crescent Energy Finance, 7.625%, 4/1/32 (1)	234	236
Diamondback Energy, 5.75%, 4/18/54	120	117
Hilcorp Energy I / Hilcorp Finance, 6.00%, 2/1/31 (1)	240	234
NGL Energy Partners, 8.125%, 2/15/29 (1)	148	153
Occidental Petroleum, 8.875%, 7/15/30	116	135
ONEOK, 4.25%, 9/24/27	126	127
Raizen Fuels Finance, 6.45%, 3/5/34	200	89
Raizen Fuels Finance, 6.95%, 3/5/54	280	117
Tallgrass Energy Partners, 7.375%, 2/15/29 (1)	145	150
Transocean Aquila, 8.00%, 9/30/28 (1)	147	150
Venture Global LNG, VR, 9.00% (1)(4)(6)	80	70
Vital Energy, 7.875%, 4/15/32 (1)	157	160
		2,460

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
Industrial Other 0.5%
Booz Allen Hamilton, 4.00%, 7/1/29 (1)	151	148
		148
Technology 4.2%
Broadcom, 4.60%, 7/15/30	77	79
Cadence Design Systems, 4.20%, 9/10/27	74	74
Fortinet, 2.20%, 3/15/31	67	61
Kaspi.KZ JSC, 6.25%, 3/26/30	222	229
McAfee, 7.375%, 2/15/30 (1)	120	98
Minerva Merger, 6.50%, 2/15/30 (1)	109	102
Neptune Bidco, 9.29%, 4/15/29 (1)	202	203
Oracle, 4.45%, 9/26/30	331	324
Synopsys, 4.85%, 4/1/30	95	97
		1,267
Total Industrial		11,246
UTILITY 2.5%
Electric 2.5%
Niagara Mohawk Power, 4.647%, 10/3/30 (1)	81	82
NRG Energy, 10.25% (1)(4)(6)	238	263
Talen Energy Supply, 6.25%, 2/1/34 (1)	196	200
Vistra, VR, 8.00% (1)(4)(6)	76	77
Vistra Operations, 6.00%, 4/15/34 (1)	57	60
XPLR Infrastructure Operating Partners, 7.25%, 1/15/29 (1)	74	77
		759
Total Utility		759
Total Corporate Bonds (Cost $14,686)		14,650
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 12.8%
Owned No Guarantee 1.8%
Ecopetrol, 8.375%, 1/19/36	59	61
Petroleos de Venezuela, 9.00%, 11/17/21 (7)(8)	123	46
Petroleos Mexicanos, 8.75%, 6/2/29	188	202
Uzbek Industrial & Construction Bank ATB, 21.00%, 7/24/27 (UZS)	2,500,000	220
		529
Sovereign 8.8%
Argentina Republic Government International Bonds, 5.00%, 1/9/38	158	124
Brazil Government International Bonds, 6.625%, 3/15/35	200	210
Bulgaria Government International Bonds, 5.00%, 3/5/37	34	34
Colombia Government International Bonds, 8.50%, 4/25/35	285	313
Colombia Government International Bonds, 5.375%, 1/21/29	400	400
Ivory Coast Government International Bonds, 6.875%, 4/1/28 (XOF)	65,500	119
Mexico Government International Bonds, 6.125%, 2/9/38	200	203
North Macedonia Government International Bonds, 6.96%, 3/13/27 (EUR)	100	122

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
Paraguay Government International Bonds, 2.739%, 1/29/33	225	203
Republic of Poland Government International Bonds, 4.875%, 10/4/33	162	166
Romania Government International Bonds, 5.125%, 9/24/31 (EUR)	104	128
Romania Government International Bonds, 5.375%, 6/7/33 (EUR) (1)	237	290
Sri Lanka Government International Bonds, 9.50%, 5/15/36	72	72
Sri Lanka Government International Bonds, 9.75%, 2/15/38 (1)	68	68
Turkiye Government International Bonds, 5.15%, 3/10/34 (EUR)	100	119
Ukraine Government International Bonds, STEP, 7.75%, 2/1/36	42	24
Ukraine Government International Bonds, STEP, 7.75%, 2/1/35	45	28
Ukraine Government International Bonds, STEP, 7.75%, 2/1/36	23	14
		2,637
Treasuries 2.2%
Malaysia Government Bonds, 3.844%, 4/15/33 (MYR)	1,720	453
Nigeria OMO Bills, 22.044%, 3/10/26 (NGN)	290,000	212
		665
Total Foreign Government Obligations & Municipalities (Cost $3,730)		3,831
MUNICIPAL SECURITIES 0.6%
Puerto Rico 0.3%
Puerto Rico Commonwealth, Series CW, GO, VR, 11/1/43 (9)	140	96
		96
Virginia 0.3%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46	105	84
		84
Total Municipal Securities (Cost $169)		180
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 2.7%
Collateralized Mortgage Obligations 1.4%
Connecticut Avenue Securities Trust, Series 2025-R06, Class 1M1, CMO, ARM, FRN, SOFR30A + 0.95%, 4.617%, 9/25/45 (1)	81	81
Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class 1MB, CMO, ARM, FRN, SOFR30A + 2.40%, 6.067%, 2/25/42 (1)	60	61
Freddie Mac STACR REMIC Trust, Series 2023-HQA3, Class A1, CMO, ARM, FRN, SOFR30A + 1.85%, 5.517%, 11/25/43 (1)	86	87
Freddie Mac STACR REMIC Trust, Series 2023-HQA3, Class M1, CMO, ARM, FRN, SOFR30A + 1.85%, 5.517%, 11/25/43 (1)	40	41
JP Morgan Mortgage Trust, Series 2025-HE3, Class A1, CMO, ARM, FRN, SOFR30A + 1.35%, 5.012%, 3/20/56 (1)	23	22
New Residential Mortgage Loan Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.085%, 10/25/65 (1)	97	97
Structured Agency Credit Risk, Series 2026-DNA1, Class M1, CMO, ARM, FRN, SOFR30A + 1.00%, 4.658%, 2/25/46 (1)	35	35
		424

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par/Shares	$ Value
(Amounts in 000s)
Commercial Mortgage-Backed Securities 1.3%
BX Trust, Series 2025-VOLT, Class A, ARM, FRN, 1M TSFR + 1.70%, 5.36%, 12/15/44 (1)	100	100
MAD Commercial Mortgage Trust, Series 2025-11MD, Class B, ARM, 5.265%, 10/15/42 (1)	100	101
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, ARM, 5.007%, 11/5/38 (1)	100	101
TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class A1, ARM, FRN, 1M TSFR + 1.29%, 4.953%, 4/15/42 (1)	100	100
		402
Total Non-U.S. Government Mortgage-Backed Securities (Cost $824)		826
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 12.1%
U.S. Treasury Obligations 12.1%
U.S. Treasury Bills, 3.604%, 5/19/26	3,045	3,021
U.S. Treasury Bills, 3.622%, 5/14/26	609	605
		3,626
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $3,626)		3,626
EXCHANGE-TRADED FUNDS 7.1%
EXCHANGE-TRADED FUNDS 7.1%
T. Rowe Price Floating Rate ETF, 6.51% (10)(11)	42	2,131
Total Exchange-Traded Funds (Cost $2,182)		2,131
SHORT-TERM INVESTMENTS 3.1%
Money Market Funds 3.1%
T. Rowe Price Government Reserve Fund, 3.73% (11)(12)	933	933
Total Short-Term Investments (Cost $933)		933

T. ROWE PRICE MULTI-SECTOR INCOME ETF

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
Exchange-Traded Options Purchased 0.0%

Description	Contracts	Notional Amount	$ Value
U.S. Treasury ten year futures contracts, Put, 3/27/26 @ $111.00 (7)	7	797	—
U.S. Treasury ten year futures contracts, Put, 3/27/26 @ $110.00 (7)	7	797	—
U.S. Treasury ten year futures contracts, Put, 3/27/26 @ $110.50 (7)	7	797	—
Total Exchange-Traded Options Purchased (Cost $8)			—
OTC Options Purchased 0.2%

Counterparty	Description	Contracts	Notional Amount	$ Value
Deutsche Bank	10 Year Interest Rate Swap 7/5/36 Receive Fixed 3.83% Annually, Pay Variable 3.68% (SOFR) Annually, 5/5/26 @ 3.83% *(7)	1	825	22
Goldman Sachs	10 Year Interest Rate Swap 7/5/36 Receive Fixed 3.83% Annually, Pay Variable 3.68% (SOFR) Annually, 5/5/26 @ 3.83% *(7)	1	825	22
Total OTC Options Purchased (Cost $19)				44
Total Options Purchased (Cost $27)				44

Total Investments in Securities 100.3% of Net Assets (Cost $30,071)	$30,090
Other Assets Less Liabilities (0.3%)	(82)
Net Assets 100.0%	$30,008

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
*	Exercise Spread
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $12,710 and represents 42.4% of net assets.
(2)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3)	All or a portion of this loan is unsettled as of February 28, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(4)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6)	Perpetual security with no stated maturity date.
(7)	Non-income producing
(8)	Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(9)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.
(10)	SEC 30-day yield
(11)	Affiliated Companies
(12)	Seven-day yield

1M TSFR	One month term SOFR (Secured overnight financing rate)

T. ROWE PRICE MULTI-SECTOR INCOME ETF

3M TSFR	Three month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
BRL	Brazilian Real
BRL CDI	One day Brazilian interbank deposit rate
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMO	Collateralized Mortgage Obligation
COP	Colombian Peso
CPI	Consumer Price Index
CZK	Czech Koruna
EGP	Egyptian Pound
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GO	General Obligation
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PIK	Payment-in-kind
PLN	Polish Zloty
SGD	Singapore Dollar
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA	To-Be-Announced
TRY	Turkish Lira
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
UZS	Uzbekistani Sum
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
XOF	Cfa Franc Bceao

T. ROWE PRICE MULTI-SECTOR INCOME ETF

	Par	$ Value
(Amounts in 000s)
TBA Sale Commitments (7.0)%
U.S. Government & Agency Mortgage-Backed Securities (7.0)%
U.S. Government Agency Obligations (7.0)%
UMBS, TBA
2.00%, 3/12/56	255	(211)
2.50%, 3/12/56	245	(212)
3.00%, 3/12/56	235	(213)
4.00%, 3/12/56	510	(496)
4.50%, 3/12/56	495	(490)
5.00%, 3/15/56	485	(487)
		(2,109)
Total TBA Sales Commitments (Proceeds $(2,074))		(2,109)

T. ROWE PRICE MULTI-SECTOR INCOME ETF

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN 0.0%
Exchange-Traded Options Written 0.0%

Description	Contracts	Notional Amount	$ Value
U.S. Treasury ten year futures contracts, Call, 3/27/26 @ $113.50	7	797	(5)
U.S. Treasury ten year futures contracts, Call, 3/27/26 @ $114.00	10	1,138	(5)
U.S. Treasury ten year futures contracts, Call, 3/27/26 @ $114.50	7	797	(3)
Total Options Written (Premiums $(10))			(13)

T. ROWE PRICE MULTI-SECTOR INCOME ETF

(Amounts in 000s)
SWAPS 0.3%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.1)%
Goldman Sachs, Protection Sold (Relevant Credit: Markit CMBX.NA.BBB-.18, 30 Year Index), Receive 3.00% Monthly, Pay upon credit default, 12/17/57	68	(6)	(4)	(2)
Morgan Stanley, Protection Sold (Relevant Credit: Markit CMBX.NA.BBB-.18, 30 Year Index), Receive 3.00% Monthly, Pay upon credit default, 12/15/57	137	(11)	(9)	(2)
Morgan Stanley, Protection Sold (Relevant Credit: Markit CMBX.NA.BBB-.18, 30 Year Index), Receive 3.00% Monthly, Pay upon credit default, 12/17/57	350	(28)	(22)	(6)
Total Bilateral Credit Default Swaps, Protection Sold			(35)	(10)
Total Return Swaps 0.0%
Goldman Sachs, Receive Underlying Reference: US Depressed Cyclicals Total Return Index Monthly, Pay Variable 3.68% (SOFR + 0.00%) Monthly, 1/19/27	546	12	—	12
Goldman Sachs, Receive Underlying Reference: X1 US Alts Total Return Index Monthly, Pay Variable 3.68% (SOFR + 0.00%) Monthly, 1/18/28	80	—	—	—
Goldman Sachs, Receive Underlying Reference: X1 US Alts Total Return Index Monthly, Pay Variable 3.68% (SOFR + 0.00%) Monthly, 1/19/28	166	(17)	—	(17)
Total Bilateral Total Return Swaps			—	(5)
Total Bilateral Swaps			(35)	(15)

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.5%
Credit Default Swaps, Protection Sold 0.5%
Protection Sold (Relevant Credit: Markit CDX.NA.HY.S45, 5 Year Index), Receive 5.00% Quarterly, Pay upon credit default, 12/20/30	1,904	148	117	31
Total Centrally Cleared Credit Default Swaps, Protection Sold				31
Interest Rate Swaps 0.0%
10 Year Interest Rate Swap, Receive Fixed 13.08% At Maturity, Pay Variable 14.90% (BRL CDI) Maturity, 1/2/35 (BRL)	576	1	—	1
Total Centrally Cleared Interest Rate Swaps				1

T. ROWE PRICE MULTI-SECTOR INCOME ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
Zero-Coupon Inflation Swaps 0.0%
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.451% At Maturity, Receive Variable (Change in CPI) At Maturity, 11/21/30	125	(1)	—	(1)
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.443% At Maturity, Receive Variable (Change in CPI) At Maturity, 11/24/30	2,000	(9)	—	(9)
5 Year Zero-Coupon Inflation Swap, Pay Fixed 2.366% At Maturity, Receive Variable (Change in CPI) At Maturity, 2/27/31	200	—	—	—
Total Centrally Cleared Zero-Coupon Inflation Swaps				(10)
Total Centrally Cleared Swaps				22
Net payments (receipts) of variation margin to date				$(35)
Variation margin receivable (payable) on centrally cleared swaps				$(13)

T. ROWE PRICE MULTI-SECTOR INCOME ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Bank of America	3/6/26	COP	194,028	USD	51	$1
Bank of America	3/6/26	USD	120	COP	465,930	(4)
Bank of America	4/10/26	USD	26	IDR	442,899	—
Barclays Bank	3/6/26	COP	547,044	USD	144	1
Barclays Bank	4/10/26	USD	15	IDR	254,016	—
Barclays Bank	4/16/26	TRY	5,550	USD	120	2
BNP Paribas	3/3/26	BRL	786	USD	144	9
BNP Paribas	3/3/26	USD	153	BRL	786	(1)
Deutsche Bank	3/6/26	COP	245,770	USD	65	1
Deutsche Bank	3/16/26	EGP	24,797	USD	499	12
Deutsche Bank	4/10/26	USD	276	INR	25,200	(1)
Deutsche Bank	4/17/26	CZK	5,798	USD	283	—
Goldman Sachs	3/3/26	BRL	336	USD	61	5
Goldman Sachs	3/3/26	BRL	748	USD	132	14
Goldman Sachs	3/3/26	BRL	696	USD	135	1
Goldman Sachs	3/3/26	USD	125	BRL	696	(10)
Goldman Sachs	3/3/26	USD	145	BRL	748	(1)
Goldman Sachs	3/3/26	USD	65	BRL	336	—
Goldman Sachs	3/6/26	COP	1,206,430	USD	323	(2)
Goldman Sachs	6/2/26	BRL	146	USD	28	—
HSBC Bank	3/6/26	COP	203,302	USD	53	1
HSBC Bank	3/6/26	USD	95	COP	352,768	1
HSBC Bank	3/6/26	USD	10	COP	36,989	—
HSBC Bank	3/6/26	USD	55	COP	207,060	—
HSBC Bank	5/15/26	USD	20	PLN	73	—
HSBC Bank	6/5/26	COP	352,768	USD	93	(1)
HSBC Bank	6/5/26	COP	207,060	USD	54	—
HSBC Bank	6/5/26	COP	36,990	USD	10	—
JPMorgan Chase	3/3/26	BRL	332	USD	61	4
JPMorgan Chase	3/3/26	BRL	65	USD	13	—
JPMorgan Chase	3/3/26	USD	12	BRL	65	—
JPMorgan Chase	3/3/26	USD	64	BRL	332	—
JPMorgan Chase	3/6/26	COP	664,480	USD	177	—
JPMorgan Chase	3/6/26	COP	73,979	USD	19	—
JPMorgan Chase	3/9/26	USD	426	MYR	1,766	(28)
JPMorgan Chase	3/16/26	EGP	1,498	USD	30	1
JPMorgan Chase	3/16/26	EGP	2,900	USD	60	—
JPMorgan Chase	4/10/26	KRW	200,731	USD	140	—
JPMorgan Chase	4/16/26	TRY	821	USD	18	—
JPMorgan Chase	4/24/26	JPY	28,395	USD	187	(4)
JPMorgan Chase	4/24/26	JPY	55,121	USD	363	(8)
JPMorgan Chase	4/24/26	JPY	8,653	USD	56	—
JPMorgan Chase	4/24/26	USD	18	CHF	14	—
JPMorgan Chase	5/22/26	USD	12	EUR	10	—
JPMorgan Chase	5/22/26	USD	23	GBP	17	—
Morgan Stanley	4/17/26	MXN	2,535	USD	140	7
Royal Bank of Canada	3/13/26	USD	139	SGD	178	(2)
Royal Bank of Canada	4/10/26	USD	26	INR	2,359	—
Royal Bank of Canada	4/17/26	MXN	1,180	USD	65	3
Royal Bank of Canada	5/8/26	CLP	45,392	USD	53	(1)
Royal Bank of Canada	5/8/26	CLP	91,239	USD	105	(1)
Societe Generale SA	3/6/26	KZT	35,517	USD	67	4
Societe Generale SA	3/6/26	USD	570	COP	2,160,581	(6)
Societe Generale SA	5/8/26	CLP	44,939	USD	52	(1)
Societe Generale SA	5/8/26	CLP	14,229	USD	17	—
Standard Chartered	4/10/26	USD	260	IDR	4,390,021	(1)
Standard Chartered	4/17/26	USD	280	CZK	5,798	(3)

T. ROWE PRICE MULTI-SECTOR INCOME ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Standard Chartered	4/24/26	USD	280	CHF	219	$(6)
State Street	3/6/26	COP	536,712	USD	143	—
State Street	3/6/26	USD	69	COP	263,791	(1)
State Street	4/24/26	JPY	23,008	USD	151	(3)
State Street	4/24/26	JPY	11,481	USD	75	(2)
State Street	4/24/26	USD	210	JPY	32,921	(2)
State Street	5/15/26	USD	285	PLN	1,009	3
State Street	5/22/26	USD	129	GBP	95	1
Toronto Dominion	3/6/26	COP	59,423	USD	15	—
UBS	3/3/26	BRL	476	USD	92	—
UBS	3/3/26	BRL	965	USD	187	1
UBS	3/3/26	USD	91	BRL	476	(2)
UBS	3/3/26	USD	186	BRL	965	(3)
UBS	5/22/26	USD	1,010	EUR	847	6
UBS	6/2/26	BRL	476	USD	89	2
UBS	6/2/26	BRL	965	USD	182	3
Net unrealized gain (loss) on open forward currency exchange contracts						$(11)

T. ROWE PRICE MULTI-SECTOR INCOME ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 2 Euro-Bund contracts	06/26	(305)	$(1)
Long, 15 U.S. Treasury Notes ten year contracts	06/26	1,699	8
Long, 2 Ultra U.S. Treasury Bonds contracts	06/26	241	2
Long, 19 Ultra U.S. Treasury Notes ten year contracts	06/26	2,206	12
Short, 15 U.S. Treasury Notes five year contracts	06/26	(1,647)	(5)
Long, 1 U.S. Treasury Notes two year contracts	06/26	209	1
Short, 11 Three Month SOFR Futures contracts	03/27	(2,661)	(5)
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$12

T. ROWE PRICE MULTI-SECTOR INCOME ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended February 28, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Floating Rate ETF	$(3)	$(51)	$42
T. Rowe Price Government Reserve Fund	—	—	13
Totals	$(3)#	$(51)	$55+

Supplementary Investment Schedule
Affiliate	Value 5/31/25	Purchase Cost	Sales Cost	Value 2/28/26
T. Rowe Price Floating Rate ETF	$—	2,460	278	$2,131
T. Rowe Price Government Reserve Fund	—	¤	¤	933
	Total			$3,064^

#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $55 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $3,115.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Multi-Sector Income ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE MULTI-SECTOR INCOME ETF

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE MULTI-SECTOR INCOME ETF

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$26,828	$—	$26,828
Common Stocks	154	—	—	154
Exchange-Traded Funds	2,131	—	—	2,131
Short-Term Investments	933	—	—	933
Options Purchased	—	44	—	44
Total	3,218	26,872	—	30,090
Swaps*	—	44	—	44
Forward Currency Exchange Contracts	—	83	—	83
Futures Contracts*	23	—	—	23
Total	$3,241	$26,999	$—	$30,240
Liabilities
TBA Sale Commitments	$—	$2,109	$—	$2,109
Options Written	13	—	—	13
Swaps*	—	72	—	72
Forward Currency Exchange Contracts	—	94	—	94
Futures Contracts*	11	—	—	11
Total	$24	$2,275	$—	$2,299

[1]	Includes Asset-Backed Securities, Bank Loans, Convertible Bonds, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1257-054Q3
02/26